Basis of Presentation and Significant Accounting Policies - Environmental Liabilities, Income Taxes, and Other (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($) region segment	Dec. 31, 2015 USD ($) region segment
Environmental Liabilities
Environmental liabilities | $	$ 0	$ 0
Segment Reporting
Number of operating segments | segment	1	1
Number of geographic areas | region	1	1
Pro forma
Income Taxes
Effective income tax rate, percentage	38.00%	38.00%